Income taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes
20. Income taxes
Total income tax expense (recovery) consists of:

	December 31, 2019	December 31, 2018

Current tax expense	$56,350	$32,341
Deferred tax recovery	(16,579)	(118,839)
	$39,771	$(86,498)

Total income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2019	2018

Turkey	$57,518	$45,238
Greece	(14,306)	(129,213)
Canada	(2,727)	(3,415)
Romania	(1,110)	(2,716)
Brazil	249	3,608
Other jurisdictions	147	—
	$39,771	$(86,498)

The key factors affecting income tax expense (recovery) for the years are as follows:

	2019	2018

Earnings (loss) from continuing operations before income tax	$113,456	$(466,129)
Canadian statutory tax rate	27%	27%
Tax expense (recovery) on net earnings (loss) at Canadian statutory tax rate	$30,633	$(125,855)
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(24,608)	(17,498)
Reduction in Greek income tax rate	(7,243)	(24,968)
Non-tax effected operating losses	16,231	12,716
Non-deductible expenses and other items	13,514	14,923
Foreign exchange and other translation adjustments	13,382	36,837
Future and current withholding tax on foreign income dividends	(5,278)	20,000
Other	3,140	(2,653)
Income tax expense (recovery)	$39,771	$(86,498)

20. Income taxes (continued)
The change in the Company’s net deferred tax position was as follows:

	2019	2018
Net deferred income tax (asset) liability
Balance at January 1,	$429,929	$549,127
Deferred income tax recovery in the statement of operations	(16,579)	(118,839)
Deferred tax recovery in consolidated statement of OCI	(633)	(359)
Balance at December 31,	$412,717	$429,929

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (recovery)
	2019	2018	2019	2018	2019	2018

Property, plant and equipment	$—	$—	$498,384	$483,561	$14,823	$(108,501)
Loss carryforwards	42,079	37,245	—	—	(4,834)	(5,788)
Liabilities	31,793	27,321	2,545	—	(1,927)	(2,631)
Future withholding taxes	—	—	—	20,000	(20,000)	20,000
Other items	24,346	19,477	10,006	10,411	(4,641)	(21,919)
Balance at December 31,	$98,218	$84,043	$510,935	$513,972	$(16,579)	$(118,839)

Unrecognized deferred tax assets	2019	2018

Tax losses	$169,498	$160,052
Other deductible temporary differences	30,242	25,242
	$199,740	$185,294

Unrecognized tax losses
At December 31, 2019 the Company had losses with a tax benefit of $169,498 (2018 – $160,052) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses.
20. Income taxes (continued)
The gross amount of the tax losses for which a tax benefit has not been recorded expire in future years as follows:

Expiry date	Canada	Brazil	Greece	Total

2020	$—	$—	$24,745	$24,745
2021	—	—	10,253	10,253
2022	—	—	7,856	7,856
2023	—	—	17,347	17,347
2024	—	—	38,194	38,194
2025	7,894	—	—	7,894
2026	14,966	—	—	14,966
2027	10,638	—	—	10,638
2028	25,971	—	—	25,971
2029	23,444	—	—	23,444
2030	7,282	—	—	7,282
2031	45,351	—	—	45,351
2032	74,855	—	—	74,855
2033	64,883	—	—	64,883
2034	58,689	—	—	58,689
2035	55,266	—	—	55,266
2036	50,503	—	—	50,503
2037	38,978	—	—	38,978
2038	7,999	—	—	7,999
2039	510	—	—	510
No Expiry	—	31,128	—	31,128
	$487,229	$31,128	$98,395	$616,752

Capital losses with no expiry	$63,483	$—	$—	$63,483

Tax effect of total losses not recognized	$140,087	$5,797	$23,614	$169,498

Deductible temporary differences
At December 31, 2019 the Company had deductible temporary differences for which deferred tax assets of $30,242 (2018 – $25,242) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2019, these earnings amount to $788,917 (2018 – $546,403). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other factors affecting taxation
During 2019 the Turkish Lira weakened, resulting in a deferred income tax expense during the year of $8,099 (2018 – $24,595) due to the decrease in the value of the future tax deductions associated with the Turkish operations. The Company expects that in the future significant foreign exchange movements in the Turkish Lira, Euro or Brazilian Real in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.